Trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables
Trade payables	€ 10,480	€ 11,645
Down payments and advances from joint ventures in exploration and production activities	401	207
Other payables		4,895
Total trade and other payables	€ 15,545	16,747
Increase (decrease) due to application of IFRS 16
Trade and other payables
Trade payables		(128)
Total trade and other payables		(128)
After initial application
Trade and other payables
Trade payables		11,517
Down payments and advances from joint ventures in exploration and production activities		207
Other payables		4,895
Total trade and other payables		€ 16,619	€ 15,305